Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (48,719)	$ (43,633)	$ (9,670)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10	11	9
Stock-based compensation	4,606	3,940	251
Deferred income tax benefit	(2,638)	(450)	(480)
Impairment of intangible assets	15,828
Impairment/loss on investment in Antisense Therapeutics	550	551
Change in fair value of warrant liability	(638)
Change in fair value of foreign currency forward contracts		438	(279)
Changes in operating assets and liabilities:
Accounts payable	(1,702)	1,737	236
Accrued liabilities and other liabilities	475	1,263	736
Other assets	(88)	(52)	2
Prepaid expenses and other current assets	602	(1,165)	(309)
Net cash used in operating activities	(31,714)	(37,360)	(9,504)
Cash flows from investing activities:
Payments for acquisitions	(3,392)	(3,168)
Investment in Antisense Therapeutics		(1,101)
Purchase of equipment		(25)	(24)
Net cash used in investing activities	(3,392)	(4,294)	(24)
Cash flows from financing activities:
Proceeds from initial public offering, net		19,475
Proceeds from issuance of ordinary shares and warrants, net	32,298	58,341	10,193
Proceeds from exercise of stock options	120
Proceeds from long-term debt	19,316
Acquisition of non-controlling interest	(1,414)	(412)
Net cash provided by financing activities	50,320	77,404	10,193
Effect of exchange rate changes on cash and cash equivalents		241	70
Net increase in cash and cash equivalents	15,214	35,991	735
Cash and cash equivalents-beginning of period	51,623	15,632	14,897
Cash and cash equivalents-end of period	66,837	51,623	15,632
Supplemental Disclosures of Cash Flow Information - Cash paid during the year for:
Interest	20
Supplemental non-cash investing and financing activities:
Ordinary shares issued for acquisition of COR-005		$ 33,211
Ordinary shares exchanged for BioPancreate			$ 43
Supply agreement liability for intangible asset	$ 29,285